FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Schedule of financial instruments by category

		December 31,	December 31,
	Note	2020	2019
Assets
Amortized cost
Cash and cash equivalents	5	6,835,057	3,249,127
Trade accounts receivable	7	2,915,206	3,035,817
Other assets		974,265	563,993
		10,724,528	6,848,937
Fair value through other comprehensive income
Other investments	14	26,338	20,048
		26,338	20,048

Fair value through profit or loss
Derivative financial instruments	4.5.1	1,341,420	1,098,972
Marketable securities	6	2,396,857	6,330,334
		3,738,277	7,429,306
		14,489,143	14,298,291
Liabilities
Amortized cost
Loans, financing and debentures	18.1	72,899,882	63,684,326
Lease liabilities	19.2	5,191,760	3,984,070
Liabilities for assets acquisitions and subsidiaries	23	502,228	541,615
Trade accounts payable	17	2,361,098	2,376,459
Other liabilities		459,684	578,061
		81,414,652	71,164,531
Fair value through profit or loss
Derivative financial instruments	4.5.1	8,117,400	2,917,913
		8,117,400	2,917,913
		89,532,052	74,082,444
		75,042,909	59,784,153

Summary of estimated fair value of loans and financing

	Yield used	December 31,	December 31,
	to discount	2020	2019
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	43,703,482	30,066,087
Estimated to present value
In foreign currency
Export credits (“Pre-payment”)	LIBOR	20,546,778	17,213,963
Export credits (“ACC/ACE”)	DDI		575,521
In local currency
BNP – Forest Financing	DI 1		193,646
BNDES – TJLP	DI 1	1,399,177	1,895,959
BNDES – TLP	DI 1	647,235	535,812
BNDES – Fixed	DI 1	76,732	113,979
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	960,215	693,969
BNDES - Currency basket	DI 1	27,239	54,420
CRA (“Agribusiness Receivables Certificate”)	DI 1/IPCA	3,286,792	6,039,983
Debentures	DI 1	5,498,793	5,534,691
FINAME (“Special Agency of Industrial Financing”)	DI 1		14,168
FINEP (“Financier of Studies and Projects”)	DI 1		5,138
NCE (“Export Credit Notes”)	DI 1	1,322,813	1,445,383
NCR (“Rural Credit Notes”)	DI 1	283,702	288,122
Export credits (“Pre-payment”)	DI 1	1,490,242	1,464,798
FDCO (“West Center Development Fund”)	DI 1		571,904
		79,243,200	66,707,543

Schedule of contractual maturities of financial liabilities

	December 31,
	2020
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,361,098	2,361,098	2,361,098
Loans, financing and debentures(1)	72,899,882	101,540,320	4,034,595	6,619,518	36,751,023	54,135,184
Lease liabilities	5,191,760	9,552,075	620,177	806,560	2,198,419	5,926,919
Liabilities for asset acquisitions and subsidiaries	502,228	573,920	116,376	112,155	253,419	91,970
Derivative financial instruments(1)	8,117,400	10,868,858	1,999,811	1,296,199	4,133,320	3,439,528
Other liabilities	459,684	459,684	360,916	98,768
	89,532,052	125,355,955	9,492,973	8,933,200	43,336,181	63,593,601

1) The variation is due to the increase in the exchange rate variation in the year ended December 31, 2020.

	December 31,
	2019
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,376,459	2,376,459	2,376,459
Loans, financing and debentures	63,684,326	89,708,210	8,501,278	5,692,149	29,088,292	46,426,491
Lease liabilities	3,984,070	7,109,966	559,525	1,426,011	1,186,386	3,938,044
Liabilities for asset acquisitions and subsidiaries	541,615	618,910	103,132	101,149	315,989	98,640
Derivative financial instruments	2,917,913	8,299,319	1,488,906	415,791	1,258,200	5,136,422
Other liabilities	578,061	578,061	456,338	121,723
	74,082,444	108,690,925	13,485,638	7,756,823	31,848,867	55,599,597

Schedule of credit exposures using internal credit grading

	December 31,	December 31,
	2020	2019
Low (1)	2,813,038	2,775,364
Average (2)	54,115	168,836
High (3)	89,942	133,613
	2,957,095	3,077,813
1)	Current and overdue to 30 days.
2)	Overdue between 30 and 90 days.
3)	Overdue more than 90 days.

Schedule of the book value of financial assets representing the exposure to credit risk

	December 31,	December 31,
	2020	2019
Cash and cash equivalents	6,835,057	3,249,127
Marketable securities	2,396,857	6,330,334
Derivative financial instruments	986,526	830,426
	10,218,440	10,409,887

Schedule of credit exposures using external credit grading

	Cash and cash equivalents and
	marketable securities		Derivative financial instruments
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Risk rating (1)
AAA		190,360	17,412
AA-		56,388	417,510
A+		606,757	1,617	27,363
A		188,458	73,135	165,851
A-		211,238	130,546	222,761
brAAA	7,704,501	7,153,079	305,311	404,693
brAA+	163,955	745,177	32	9,758
brAA	836,546	372,188	40,963
brAA-	278,712	23,050
brA	240,382	17,847
Others	7,818	14,919
	9,231,914	9,579,461	986,526	830,426
1)	We use the Brazilian Risk Rating and the rating is given by agencies Fitch Ratings, Standard & Poor’s and Moody’s.

Schedule of net exposure of assets and liabilities in foreign currency

	December 31,	December 31,
	2020	2019
Assets
Cash and cash equivalents	6,370,201	2,527,834
Trade accounts receivables	1,938,614	2,027,018
Derivative financial instruments	621,385	9,440,141
	8,930,200	13,994,993

Liabilities
Trade accounts payables	(492,617)	(1,085,207)
Loans and financing	(58,145,087)	(45,460,138)
Liabilities for asset acquisitions and subsidiaries	(313,022)	(288,172)
Derivative financial instruments	(6,994,363)	(11,315,879)
	(65,945,089)	(58,149,396)
Net liability exposure	(57,014,889)	(44,154,403)

Summary of yield curves used to calculate fair value of derivative financial instruments

The yield curves used to calculate the fair value in December 31, 2020, are as set forth below:

Interest rate curves
Term	Brazil	United States of America	Dollar coupon
1 month	1.92 % p.a.	0.14 % p.a.	4.95 % p.a.
6 months	2.11 % p.a.	0.20 % p.a.	1.56 % p.a.
1 year	2.86 % p.a.	0.19 % p.a.	1.20 % p.a.
2 years	4.19 % p.a.	0.20 % p.a.	1.01 % p.a.
3 years	5.08 % p.a.	0.25 % p.a.	0.99 % p.a.
5 years	6.05 % p.a.	0.44 % p.a.	1.16 % p.a.
10 years	7.20 % p.a.	0.95 % p.a.	1.56 % p.a.

Schedule of derivatives by type of contract

	Notional value in U.S.$		Fair value
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Instruments contracted with protection strategy
Operational Hedge
Zero Cost Collar (1)	3,212,250	3,425,000	(780,457)	67,078
NDF (R$ x US$)	80,000		7,948

Debt hedge
Interest rate hedge
Swap LIBOR to Fixed (U.S.$) (1)	3,683,333	2,750,000	(1,059,192)	(444,910)
Swap IPCA to CDI (notional in Reais)	843,845	843,845	285,533	233,255
Swap IPCA to Fixed (U.S.$)	121,003	121,003	(114,834)	30,544
Swap CDI x Fixed (U.S.$) (1)	2,267,057	3,115,614	(4,977,309)	(1,940,352)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000	350,000	(508,328)	(33,011)

Commodity Hedge
Swap US-CPI standing wood (U.S.$) (2)	646,068	679,485	354,900	268,547
Swap VLSFO/Brent	37,757	365	15,759	(92)
			(6,775,980)	(1,818,941)

Current assets			484,043	260,273
Non-current assets			857,377	838,699
Current liabilities			(1,991,118)	(893,413)
Non-current liabilities			(6,126,282)	(2,024,500)
			(6,775,980)	(1,818,941)

1)The variation is due to the increase in the exchange rate in the year ended December 31, 2020.

2)The embedded derivative refers to swap contracts for the sale of US-CPI variations within the term of the forest partnership and standing wood supply contracts.

Schedule of maturity analysis for derivatives

	December 31,	December 31,
	2020	2019
2020		(633,644)
2021	(1,507,075)	98,850
2022	(918,030)	(154,734)
2023	(433,195)	185,209
2024	(705,859)	(197,718)
2025	(1,684,124)	(606,827)
2026 onwards	(1,527,697)	(510,077)
	(6,775,980)	(1,818,941)

Schedule of long and short positions of outstanding derivatives

	Notional value			Fair value
		December 31,	December 31,	December 31,	December 31,
	Currency	2020	2019	2020	2019
Debt hedge
Assets
Swap CDI x Fixed (U.S.$)	R$	8,594,225	11,498,565	719	11,673,117
Swap Pre-Fixed to U.S.$ (U.S.$)	R$	1,317,226	1,317,226	136,192	1,478,336
Swap LIBOR x Fixed (U.S.$)	US$	3,683,333	2,750,000	61,120	11,063,970
Swap IPCA x CDI	IPCA	974,102	933,842	285,533	1,093,067
Swap IPCA x U.S.$	IPCA	520,973	499,441		579,307
				483,564	25,887,797
Liabilities
Swap CDI x Fixed (U.S.$)	US$	2,267,057	3,115,614	(4,978,028)	(13,613,469)
Swap LIBOR x Fixed (U.S.$)	US$	350,000	350,000	(644,520)	(1,511,347)
Swap LIBOR x Fixed (U.S.$)	US$	3,683,333	2,750,000	(1,120,312)	(11,508,880)
Swap IPCA x CDI	R$	843,845	843,845		(859,812)
Swap IPCA x U.S.$	US$	121,003	121,003	(114,834)	(548,763)
				(6,857,694)	(28,042,271)
				(6,374,130)	(2,154,474)
Operational hedge
Zero cost collar (U.S.$ x R$)	US$	3,212,250	3,425,000	(780,457)	67,078
NDF (R$ x U.S.$)	US$	80,000		7,948
				(772,509)	67,078
Commodity hedge
Swap US-CPI (standing wood)	US$	646,068	679,485	354,900	268,547
Swap VLSFO/Brent	US$	37,757	365	15,759	(92)
				370,659	268,455
				(6,775,980)	(1,818,941)

Schedule of settled derivatives

	December 31,	December 31,
	2020	2019
Operational hedge
Zero cost collar (R$ x U.S.$)	(2,268,158)	(104,040)
NDF (R$ x U.S.$)	(60,815)	63,571
	(2,328,973)	(40,469)
Commodity hedge
Swap Bunker (oil)	(85,468)	3,804
	(85,468)	3,804
Debt hedge
Swap CDI x Fixed (U.S.$)	(1,888,906)	(68,362)
Swap IPCA x CDI	10,601	23,024
Swap IPCA x USD	10,054
Swap Pre-Fixed to U.S.$ (U.S.$)	59,351	(26,358)
Swap LIBOR x Fixed (U.S.$)	(242,299)	(27,088)
	(2,051,199)	(98,784)
	(4,465,640)	(135,449)

Schedule of fair value hierarchy

	December 31,
	2020
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,341,420		1,341,420
Marketable securities	444,712	1,952,145		2,396,857
	444,712	3,293,565		3,738,277

Fair value through other comprehensive income
Other investments - CelluForce			26,338	26,338
			26,338	26,338

Biological assets			11,161,210	11,161,210
			11,161,210	11,161,210
Total assets	444,712	3,293,565	11,187,548	14,925,825

Liabilities
Fair value through profit or loss
Derivative financial instruments		8,117,400		8,117,400
		8,117,400		8,117,400
Total liabilities		8,117,400		8,117,400

	December 31,
	2019
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,098,972		1,098,972
Marketable securities	1,631,319	4,699,015		6,330,334
	1,631,319	5,797,987		7,429,306

Fair value through other comprehensive income
Other investments - CelluForce			20,048	20,048
			20,048	20,048

Biological assets			10,571,499	10,571,499
			10,571,499	10,571,499
Total assets	1,631,319	5,797,987	10,591,547	18,020,853

Liabilities
Fair value through profit or loss
Derivative financial instruments		2,917,913		2,917,913
		2,917,913		2,917,913
Total liabilities		2,917,913		2,917,913

Currency Risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2020
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	6,370,201	1,592,550	3,185,101
Trade accounts receivable	1,938,614	484,654	969,307
Trade accounts payable	(492,617)	(123,154)	(246,309)
Loans and financing	(58,145,087)	(14,536,272)	(29,072,544)
Liabilities for asset acquisitions and subsidiaries	(313,022)	(78,256)	(156,511)

Currency Risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2020
	Effect on profit or loss and equity
	Probable	Possible	Remote	Possible	Remote
	(base value)	(+25%)	(+50%)	(-25%)	(-50%)
	5.1967	6.4959	7.7951	3.8975	2.5984
Financial instruments derivatives
Derivative Non-Deliverable Forward (‘NDF’)	7,948	(102,756)	(205,512)	102,756	205,512
Derivative options	(780,896)	(3,386,080)	(7,232,365)	3,253,805	7,301,982
Derivative swaps	(6,503,859)	(4,436,537)	(8,873,083)	4,436,554	8,873,100

Interest rate risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2020
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	115,032	546	1,093
Marketable securities	2,396,857	11,385	22,770
Loans and financing	9,715,511	46,149	92,297

TJLP
Loans and financing	1,553,635	17,673	35,345

LIBOR
Loans and financing	18,923,543	11,277	22,555

Interest rate risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2020
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative Non-Deliverable Forward (‘NDF’)	7,948	(2,409)	(4,786)	2,442	4,916
Derivative options	(780,896)	(43,105)	(85,545)	43,800	88,323
Derivative swaps	(6,503,859)	(22,941)	(45,441)	23,367	47,086
LIBOR
Financial instruments derivatives
Liabilities
Derivative swaps	(6,503,859)	45,349	90,699	(45,364)	(90,726)

U.S. Consumer Price Index | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2020
	Impact of an increase/decrease of
	US-CPI on the fair value
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
	2.16%	2.70%	3.24%
Embedded derivative in forestry partnership and standing wood supply agreements	354,900	(158,373)	(324,287)

Commodity price risk
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31,
	2020
	Impact of an increase/decrease of price risk
	Probable
	(base value)	Possible (25%)	Remote (50%)
VLSFO/Brent derivative	15,759	43,614	87,227